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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------------

Form 13F File Number: 028-14149
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen M. Wellman        West Conshohocken, PA    August 2, 2011
   -------------------------------   ---------------------    --------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 23 (data records)
                                        --------------------

Form 13F Information Table Value Total: $102,867 (x1000)
                                        --------------------

List of Other Included Managers:

    No.       Form 13F File Number         Name

    01        028-11931                    Old Mutual (US) Holdings Inc.
    ------        -----------------        ---------------------------------
    02        028-12567                    Mercer Global Investments, Inc.
    ------        -----------------        ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT              ---VOTING AUTHORITY---
NAME OF ISSUER               -TITLE OF CLASS-    --CUSIP--  (X$1000)  PRN AMT  PRN CALL DSCRETN  -MANAGERS-   SOLE   SHARED   NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105    9948    184637   SH       Defined     01       179004      0    5633
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105    4647     86245   SH       Other       01 02     86245      0       0
BANCO SANTANDER SA             ADR               05964H105       2       204   SH       Defined     01          204      0       0
BHP BILLITON LTD               SPONSORED ADR     088606108       3        32   SH       Defined     01           32      0       0
CRH PLC                        ADR               12626K203       2       100   SH       Defined     01          100      0       0
COCA COLA HELLENIC BTTLG CO    SPONSORED ADR     1912EP104     452     16880   SH       Defined     01        16880      0       0
ENI S P A                      SPONSORED ADR     26874R108       3        67   SH       Defined     01           67      0       0
HSBC HLDGS PLC                 SPON ADR NEW      404280406       2        35   SH       Defined     01           35      0       0
ICICI BK LTD                   ADR               45104G104     582     11800   SH       Defined     01         4200      0    7600
ISHARES INC                    MSCI TAIWAN       464286731     536     35322   SH       Defined     01        12527      0   22795
ISHARES TR                     S&P GBL HLTHCR    464287325     199      3420   SH       Defined     01         3420      0       0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106   11326    480942   SH       Defined     01       466298      0   14644
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106    5279    224177   SH       Other       01 02    224177      0       0
NIDEC CORP                     SPONSORED ADR     654090109       3       135   SH       Defined     01          135      0       0
NOVO-NORDISK A S               ADR               670100205       3        25   SH       Defined     01           25      0       0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101    8408    274048   SH       Defined     01       265769      0    8279
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101    3907    127352   SH       Other       01 02    127352      0       0
PRUDENTIAL PLC                 ADR               74435K204       2        92   SH       Defined     01           92      0       0
RYANAIR HLDGS PLC              SPONSORED ADR     783513104   16666    568038   SH       Defined     01       554192      0   13846
RYANAIR HLDGS PLC              SPONSORED ADR     783513104    6100    207897   SH       Other       01 02    207897      0       0
TENARIS S A                    SPONSORED ADR     88031M109       3        64   SH       Defined     01           64      0       0
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209   25438    527537   SH       Defined     01       514940      0   12597
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    9356    194020   SH       Other       01 02    194020      0       0